UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Obrem Capital Management, LLC

Address:    733 Third Avenue
            11th Floor
            New York, New York 10017

13F File Number: 028-13306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Rechtschaffen
Title:      Managing Member
Phone:      (646) 454-5312

Signature, Place and Date of Signing:


/s/ Andrew Rechtschaffen         New York, New York          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $228
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name

1.    028-13308                 Obrem Capital Offshore Master, L.P.*

2.    028-13307                 Obrem Capital (QP), LP

* As of December 31, 2010, Obrem Capital Offshore Master, L.P. has been liquidated and does not have any holdings to report. As a result, no further Form 13Fs will be filed on behalf of Obrem Capital Offshore Master, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010
                                                   Obrem Capital Management, LLC
COLUMN 1            COLUMN  2     COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7           COLUMN 8

                                                 VALUE     SHRS OR   SH/ PUT/   INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION       MNGRS     SOLE   SHARED   NONE
--------------   --------------    -----         -------   -------   --- ----   ----------       -----     ----   ------   ----
INFOSPACE INC    COM PAR $.0001   45678T300     228        27,500    SH         Shared-Defined   1         27,500


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